Accrued Expenses and Other Liabilities (Details) £ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 8,695	$ 8,732
Research and development costs	11,468	15,343
UCLB milestone and option	206	205	£ 350
Professional fees	3,311	3,005
U.S. corporate income and local taxes	429	0
Other liabilities	574	496
Total accrued expenses and other liabilities	$ 24,683	$ 27,781